CORPORATE BORROWINGS - Narrative (Details) $ in Millions, ¥ in Billions, $ in Billions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 10,875			$ 9,077
Fixed rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.20%	4.20%	4.20%	4.40%	4.40%	4.40%
U.S. dollars | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 87			$ 97
U.S. dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 1,800			$ 2,300
Canadian dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 2.3			$ 2.9
Japanese yen | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings | ¥			¥ 10.0			¥ 10.0